Fees Summary	Jul. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,120,000
Previously Paid Amount	0.00
Total Fee Amount	477.67
Total Offset Amount	0.00
Net Fee	477.67
Narrative - Max Aggregate Offering Price	$ 3,120,000
Final Prospectus	true